License Agreements - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2021	Jun. 30, 2018	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2021	Dec. 31, 2020
Stock issued during period, shares, issued for services				42,451
Written Notice					60 days
Payments for milestone agreement or earned royalties on achievement of milestones					$ 0
Research and development					40,177	$ 25,684
Stanford License Agreements [Member] | Stanford [Member]
Payments for milestone agreement or earned royalties on achievement of milestones				$ 5,000
Payments for achievement of specified development and regulatory milestones		$ 425
Research and development					100	100
Payments for milestone agreement on achievement of milestones					$ 0
U C S F License And Option Agreements [Member]
Right to negotiate new agreement exercised option					no
U C S F License And Option Agreements [Member] | Stanford [Member]
Research and development					$ 50,000	100
Payments for milestone agreement on achievement of milestones					0
Distributed Bio Subscription Agreement [Member]
Payments for achievement of specified development and regulatory milestones			$ 5,900
Distributed Bio Subscription Agreement [Member] | Stanford [Member]
Research and development	$ 50,000					$ 200
Payments for milestone agreement on achievement of milestones					$ 300
Maximum [Member] | Stanford License Agreements [Member] | Stanford [Member]
Payments for milestone agreement or earned royalties on achievement of milestones				$ 900